Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill [Abstract]
Schedule Of Goodwill

	December 31
	2012	2011
Balance at the beginning of the year	518	530
Increase due to increase in holding	20	-
Impairment on goodwill	(481)	-
Effect of translation adjustments	12	(12)

	69	518